December 23, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:       The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 312 (File No. 333-192858) and Amendment No. 316 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 312 and, under the Investment Company Act of 1940, as amended, Amendment No. 316 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing three new series to the Trust: FS Multi-Strategy Alternatives Fund, FS Chiron Real Asset Fund and FS Managed Futures Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Sincerely,

/s/ David W. Freese

David W. Freese